AQUISITIONS (Narrative) (Details)	1 Months Ended
	Jun. 30, 2018 USD ($) Share	Jun. 30, 2018 CAD ($) Share
Devon Resources SARL [Member]
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | Share	1,000,000	1,000,000
Equity interests of acquirer		$ 100,000
Cash transferred	$ 75,000
Repayments of borrowings, classified as financing activities	190,000
Navarro Resources SARL [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	300,000
Liabilities settled	$ 300,000